Financial Instruments - Disclosure of foreign currency risk (Details)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 528,281	$ 1,150,891
Accounts Receivable		1,263,899	$ 1,319,873
Finance Lease Receivable		$ 174,455
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 284,746
Accounts Receivable	8,879
Prepaids and deposits	10,988
Finance Lease Receivable	60,889
Accounts Payable and Accrued Liabilities	(359,579)
Related Party Loan & Interests Payable	$ (3,670,000)